Trade payables and other current liabilities (Details) - USD ($) $ in Thousands		9 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Trade payables and other current liabilities [Abstract]
Trade accounts payable		$ 82,038	$ 107,662
Down payments from clients		6,387	6,466
Other accounts payable		45,207	41,016
Total		133,632	$ 155,144
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure		30,000
Amount held in escrow		2,500
Pemex [Member]
Legal Proceedings [Abstract]
Estimated claims		20,000
Arb Inc. [Member]
Legal Proceedings [Abstract]
Estimated claims		33,000
Arb Inc. [Member] | Subsequent Events [Member]
Legal Proceedings [Abstract]
Amount of settlement payments	$ 6,600
Group of Insurance Companies [Member] | Top of Range [Member]
Legal Proceedings [Abstract]
Estimated claims		200,000
Solana [Member]
Legal Proceedings [Abstract]
Estimated claims		$ 20,000